Supplement dated May 27, 2016, to the following prospectuses and summary prospectuses, each as previously amended or supplemented:

American Beacon AHL Managed Futures Strategy Fund
American Beacon Ionic Strategic Arbitrage Fund
American Beacon Bahl & Gaynor Small Cap Growth Fund
American Beacon Bridgeway Large Cap Value Fund
American Beacon Holland Large Cap Growth Fund
American Beacon Stephens Mid-Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
Prospectuses and Summary Prospectus dated April 29, 2016

American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon International Equity Fund
Prospectus and Summary Prospectuses dated February 28, 2016

American Beacon Bridgeway Large Cap Growth Fund
Prospectus and Summary Prospectus dated February 4, 2016

American Beacon Flexible Bond Fund
American Beacon SiM High Yield Opportunities Fund
American Beacon The London Company Income Equity Fund
American Beacon Zebra Small Cap Equity Fund
Prospectuses and Summary Prospectuses dated December 29, 2015

American Beacon Sound Point Floating Rate Income Fund
Prospectus and Summary Prospectus dated December 11, 2015

At a meeting held on March 3-4, 2016, the Board of Trustees of American Beacon Funds (the "Trust") approved a new Management Agreement for the Trust, effective May 29, 2016, with respect to each of the series listed above (the "Funds").  The new Management Agreement combines the terms of each Fund's prior Management Agreement and Administrative Services Agreement so that the separate management and administrative services fees payable under those agreements are now combined into a single management fee.  With respect to each Fund, the single management fee rate under the new Management Agreement does not exceed the former combined management and administrative services fee rates, and there was no change to the management or administrative services provided or the aggregate fees charged to the Fund.

**************************************************************

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE